Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy		Watch		Expositions		Total
Balance December 31, 2010	$2,990	$	3,546	$	560	$	7,096
Acquisitions, divestitures and other adjustments	123		—		—		123
Effect of foreign currency translation	(58)		(6)		—		(64)
Balance December 31, 2011	$3,055	$	3,540	$	560	$	7,155
Acquisitions, divestitures and other adjustments	14		117		5		136
Effect of foreign currency translation	57		4		—		61
Balance December 31, 2012	$3,126	$	3,661	$	565	$	7,352
Cumulative Impairments	$—	$	376	$	2	$	378

At December 31, 2012, $122 million of goodwill is expected to be deductible for income tax purposes.

Other Intangible Assets

(IN MILLIONS)	Gross Amounts				Accumulated Amortization
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$	1,921	$	—	$	—
Amortized intangibles:
Trade names and trademarks	$128	$	113	$	(46)	$	(37)
Customer-related intangibles	2,882		2,823		(886)		(747)
Covenants-not-to-compete	36		32		(25)		(22)
Computer software	1,316		1,089		(804)		(648)
Patents and other	90		83		(57)		(46)
Total	$4,452	$	4,140	$	(1,818)	$	(1,500)

The amortization expense for the years ended December 31, 2012, 2011 and 2010 was $294 million, $292 million and $292 million, respectively. These amounts include amortization expense associated with computer software of $151 million, $152 million and $156 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Certain of the trade names associated with Nielsen are deemed indefinite-lived intangible assets, as their associated Nielsen brand awareness and recognition has existed for over 50 years and the Company intends to continue to utilize these trade names. There are also no legal, regulatory, contractual, competitive, economic or other factors that may limit their estimated useful lives. Nielsen reconsiders the remaining estimated useful life of indefinite-lived intangible assets each reporting period.

The Company’s 2012, 2011 and 2010 annual assessments did not result in an impairment for any of its underlying reporting units or indefinite-lived intangible assets.

All other intangible assets are subject to amortization.

Future amortization expense from continuing operations is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$310
2014	283
2015	250
2016	175
2017	146
Thereafter	1,312
Total	$2,476